INCOME TAXES (Details 2) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Loss on ordinary activities before tax	$ (52,013)	$ (4,567)
Statutory U.K. income tax rate	25.00%	19.00%
Loss at statutory income tax rate	$ 13,003	$ 868
Change from increase in deferred income tax rate		274
Derecognition of deferred tax assets	(2,451)
Foreign currency effect	12	1,788
Income tax benefit	$ 10,564	$ 2,930